Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	29.73%	9.49%		8.44%
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	22.93%	11.65%	8.67%
MSCI Emerging Markets Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (ND)
Average Annual Return, Percent	27.91%	7.46%		8.16%
MSCI EAFE Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (ND)
Average Annual Return, Percent	23.03%	12.33%	9.07%